BUSINESS TRANSACTIONS - Acquisition of Monarch Gold - Fair Value Measurement (Details) - Monarch Gold Corporation	Jan. 21, 2021 USD ($) ha
Disclosure of detailed information about business combination [line items]
Assets acquired, exploration properties	$ 105,800,000
Market Comparison Technique, Observed Transaction Multiples, Per Hectare Range, Minimum	6,080
Market Comparison Technique, Observed Transaction Multiples, Per Hectare Range, Maximum	$ 9,425
Market Comparison Technique, Land Package Comparrisions, Maximum Threshold | ha	2,000
Market Comparison Technique, Acquisition Price, Minimum Threshold	$ 5,000,000